Other reserves (Details) - ZAR (R) R in Thousands		1 Months Ended	12 Months Ended
	May 31, 2014	Jun. 30, 2014	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Disclosure of reserves within equity [line items]
Balance			R 1,442,931	R 1,919,808	R 1,864,572
Foreign currency translation			(60,568)	(80,929)	88,199
– Movement for the year – Gross			(60,331)	(80,870)	90,665
– Tax effect of movement			(237)	(59)	(2,466)
– Transaction			9,000	2,247	7,838
Transactions with non-controlling interests			0
Balance			1,517,181	1,442,931	1,919,808	R 1,864,572
Other reserves
Disclosure of reserves within equity [line items]
Balance			(4,370)	74,262	(21,894)
Foreign currency translation			(60,576)	(80,879)
– Movement for the year – Gross			(60,339)	(80,820)
– Tax effect of movement			(237)	(59)
Share-based payments (notes 23 and 31.2)			14,833	2,247
– Transaction			9,000	2,247	7,838
– Excess tax benefit			5,833	0
Transactions with non-controlling interests			(1,501)	0
Balance			(51,614)	(4,370)	R 74,262	R (21,894)
Reserve of foreign currency translation
Disclosure of reserves within equity [line items]
Balance			102,802
Balance			42,226	102,802
Reserve of transactions with non-controlling interests
Disclosure of reserves within equity [line items]
Balance			(137,438)
Balance			(138,939)	(137,438)
Reserve of transactions with non-controlling interests, difference between consideration and Group's share of net assets
Disclosure of reserves within equity [line items]
Balance			137,900
Balance			137,900	137,900
Reserve of transactions with non-controlling interests, transfer of historical losses
Disclosure of reserves within equity [line items]
Balance			(1,500)
Reserve of share-based payments
Disclosure of reserves within equity [line items]
Balance			30,266
Balance			R 45,099	R 30,266
MiX Brazil
Disclosure of reserves within equity [line items]
Proportion of ownership interests held by non-controlling interests	0.0025%	5.00%	5.00%			5.00%	0.0025%
MiX Brazil | Reserve of transactions with non-controlling interests
Disclosure of reserves within equity [line items]
Balance			R (500)